Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					26.50%	26.50%
Valuation allowance	$ 57,729		$ 57,729		$ 44,604	$ 45,539
Income taxes paid			$ 256	$ 178	828	$ 917
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 400
Canada
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance					31,200
Insurance Solutions
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance					$ 13,400
Asset Management
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					26.50%	26.50%
Asset Management | United States
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Asset Management | Canada
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			26.50%	26.50%